Advance to suppliers and third parties (Tables)	12 Months Ended
Dec. 31, 2021
Advance To Suppliers And Third Parties
Schedule of advance to suppliers and third parties

	2021	2020
Advance to domestic suppliers	255,024	290,664
Advances to international suppliers	42,524	68,873
Advance for materials and repairs	48,932	48,933
Total advances to suppliers	346,480	408,470

Current	270,342	318,769
Non-current	76,138	89,701